Accounts Receivable - Net - Additional Information (Details)	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivables Aged More Than Four Years
Accounts Notes And Loans Receivable [Line Items]
Percentage of allowance for accounts receivable	100.00%	100.00%
Accounts Receivables Aged between Three Year and Four Years
Accounts Notes And Loans Receivable [Line Items]
Percentage of allowance for accounts receivable	96.90%	94.60%
Accounts Receivables Aged between Two Year and Three Years
Accounts Notes And Loans Receivable [Line Items]
Percentage of allowance for accounts receivable	90.60%	68.50%
Accounts Receivables Aged between One Year and Two Years
Accounts Notes And Loans Receivable [Line Items]
Percentage of allowance for accounts receivable	42.10%	15.30%
Accounts Receivables Aged Less Than One Year
Accounts Notes And Loans Receivable [Line Items]
Percentage of allowance for accounts receivable	1.40%	1.20%